INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury shares at cost [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2022	$ 119,783	$ 224	$ 432,214	$ (20,091)	$ (11,156)	$ (281,408)
Balance, shares at Dec. 31, 2022		84,353,681
Exercise of options and vesting of RSUs	30	$ 0	30	0	0	0
Exercise of options and vesting of RSUs, shares		38,571
Share-based compensation	1,977	$ 0	1,977	0	0	0
Other comprehensive income (loss), net	536	0	0	0	536	0
Net income	4,056	0	0	0	0	4,056
Balance at Jun. 30, 2023	126,382	$ 224	434,221	(20,091)	(10,620)	(277,352)
Balance, shares at Jun. 30, 2023		84,392,252
Balance at Dec. 31, 2023	$ 134,019	$ 224	437,161	(20,091)	(8,087)	(275,188)
Balance, shares at Dec. 31, 2023	85,418,321	85,418,321
Exercise of options and vesting of RSUs	$ 542	$ 0	542	0	0	0
Exercise of options and vesting of RSUs, shares		452,158
Share-based compensation	2,470	$ 0	2,470	0	0	0
Other comprehensive income (loss), net	(1,766)	0	0	0	(1,766)	0
Net income	8,236	0	0	0	0	8,236
Balance at Jun. 30, 2024	$ 143,501	$ 224	$ 440,173	$ (20,091)	$ (9,853)	$ (266,952)
Balance, shares at Jun. 30, 2024	85,870,479	85,870,479